Acquisitions (Details) - USD ($) $ in Millions		12 Months Ended
		Feb. 24, 2023	Feb. 25, 2022
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Expected Amortization, Year One		$ 17.1
Finite-Lived Intangible Asset, Expected Amortization, Year Two		17.4
Finite-Lived Intangible Asset, Expected Amortization, Year Three		17.1
Finite-Lived Intangible Asset, Expected Amortization, Year Four		16.9
Finite-Lived Intangible Asset, Expected Amortization, Year Five		13.7
Finite-Lived Intangible Assets, Amortization Expense, Next Five Years		82.2
Fair Value, Recurring [Member]
Business Acquisition [Line Items]
Contingent Consideration Classified as Equity, Fair Value Disclosure		9.5	$ 4.9
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member]
Business Acquisition [Line Items]
Contingent Consideration Classified as Equity, Fair Value Disclosure		9.5	$ 4.9
Viccarbe Habitat, S.L. Q3 FY22
Business Acquisition [Line Items]
Business Combination, Consideration Transferred		34.9
Business Combination, Contingent Consideration, Liability		13.8
Business Combination, Separately Recognized Transactions, Liabilities Recognized		6.4
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill		11.7
Business Acquisition, Goodwill, Expected Non-Deductible Amount		25.8
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net		5.1
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Deferred Tax Liabilities		2.9
Finite-lived Intangible Assets Acquired		11.7
Finite-Lived Intangible Asset, Expected Amortization, Year One		1.1
Finite-Lived Intangible Asset, Expected Amortization, Year Two		1.1
Finite-Lived Intangible Asset, Expected Amortization, Year Three		1.1
Finite-Lived Intangible Asset, Expected Amortization, Year Four		1.1
Finite-Lived Intangible Asset, Expected Amortization, Year Five		1.1
Finite-Lived Intangible Assets, Amortization Expense, Next Five Years		$ 5.5
Viccarbe Habitat, S.L. Q3 FY22 | Trademarks [Member]
Business Acquisition [Line Items]
Weighted average useful life		9 years
Finite-lived Intangible Assets Acquired		$ 4.6
Viccarbe Habitat, S.L. Q3 FY22 | Dealer relationships [Member]
Business Acquisition [Line Items]
Weighted average useful life		13 years
Finite-lived Intangible Assets Acquired		$ 3.8
Viccarbe Habitat, S.L. Q3 FY22 | Know-How/Design [Member]
Business Acquisition [Line Items]
Weighted average useful life		9 years
Finite-lived Intangible Assets Acquired		$ 3.3
Halcon Furniture LLC Q2 FY23
Business Acquisition [Line Items]
Business Combination, Consideration Transferred		127.5
Business Combination, Contingent Consideration, Liability		7.5
Business Combination, Separately Recognized Transactions, Liabilities Recognized		2.0
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill		51.8
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net		16.7
Finite-lived Intangible Assets Acquired		51.8
Finite-Lived Intangible Asset, Expected Amortization, Year One		5.0
Finite-Lived Intangible Asset, Expected Amortization, Year Two		5.1
Finite-Lived Intangible Asset, Expected Amortization, Year Three		5.0
Finite-Lived Intangible Asset, Expected Amortization, Year Four		5.0
Finite-Lived Intangible Asset, Expected Amortization, Year Five		5.0
Finite-Lived Intangible Assets, Amortization Expense, Next Five Years		25.1
Business Combination, Working Capital Adjustment		1.9
Business Acquisition, Goodwill, Expected Tax Deductible Amount		36.6
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment		30.6
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Inventory		12.8
Halcon Furniture LLC Q2 FY23 | Deposits [Member]
Business Acquisition [Line Items]
Contract with Customer, Liability, Increase (Decrease) for Contract Acquired in Business Combination	[1]	$ 24.3
Halcon Furniture LLC Q2 FY23 | Trademarks [Member]
Business Acquisition [Line Items]
Weighted average useful life		9 years
Finite-lived Intangible Assets Acquired		$ 14.0
Halcon Furniture LLC Q2 FY23 | Dealer relationships [Member]
Business Acquisition [Line Items]
Weighted average useful life		10 years
Finite-lived Intangible Assets Acquired		$ 21.5
Halcon Furniture LLC Q2 FY23 | Know-How/Design [Member]
Business Acquisition [Line Items]
Weighted average useful life		9 years
Finite-lived Intangible Assets Acquired		$ 12.0
Halcon Furniture LLC Q2 FY23 | Order or Production Backlog
Business Acquisition [Line Items]
Weighted average useful life		8 months 12 days
Finite-lived Intangible Assets Acquired		$ 4.3

[1]	Represents customer deposits acquired from Halcon Furniture LLC ("HALCON") as of the acquisition date. See Note 19 for additional information.